Notes Related to the Consolidated Statements of Financial Position - Schedule of Trade and Other Receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade And Other Receivables [Abstract]
Trade and other receivables	€ 30	€ 76	€ 218
Trade and other receivables	€ 30	€ 76	€ 218